Ultra Series Fund | March 31, 2026

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 42.8%
Bond Funds - 14.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	25,819	$1,374,087
Janus Henderson Mortgage-Backed Securities ETF	40,897	1,847,726
Schwab Intermediate-Term U.S. Treasury ETF (A)	54,115	1,348,005
VanEck J. P. Morgan EM Local Currency Bond ETF (A)	71,360	1,791,850
		6,361,668
Foreign Stock Funds - 10.5%
Franklin FTSE Japan ETF (A)	12,615	456,411
iShares MSCI Emerging Markets Asia ETF (A)	16,181	1,549,088
Vanguard FTSE All-World ex-U.S. ETF	24,088	1,809,009
Vanguard FTSE Europe ETF (A)	10,857	894,942
		4,709,450
Stock Funds - 18.2%
Distillate U.S. Fundamental Stability & Value ETF (A)	15,468	895,288
Invesco S&P 500 Quality ETF (A)	40,626	3,054,669
iShares Core S&P Small-Cap ETF	8,107	1,007,781
iShares Core S&P U.S. Growth ETF (A)	7,751	1,202,257
State Street SPDR S&P Bank ETF (A)	17,276	1,028,786
Vanguard Information Technology ETF	1,413	985,878
		8,174,659

Total Exchange Traded Funds (Cost $17,133,351)		19,245,777

INVESTMENT COMPANIES - 55.7%
Bond Funds - 49.3%
Madison Core Bond Fund, Class R6 (C) (B)	2,454,566	22,140,187

Stock Funds - 6.4%
Madison Large Cap Fund, Class R6 (B)	105,064	2,882,957

Total Investment Companies (Cost $25,537,346)		25,023,144

SHORT-TERM INVESTMENTS - 7.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.600%	569,841	569,841
State Street Navigator Securities Lending Government Money Market Portfolio (D), 3.680% (E)	2,909,537	2,909,537

Total Short-Term Investments (Cost $3,479,378)		3,479,378
TOTAL INVESTMENTS - 106.3% (Cost $46,150,075)		47,748,299

NET OTHER ASSETS AND LIABILITIES - (6.3%)		(2,818,444)

TOTAL NET ASSETS - 100.0%		$44,929,855

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $5,841,958, collateralized by cash collateral of $2,909,537 and non-cash collateral of $3,008,289.

(B)	Affiliated Company.
(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.

(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 55.9%
Bond Funds - 6.3%
iShares 5-10 Year Investment Grade Corporate Bond ETF (A)	36,460	$1,940,401
Janus Henderson Mortgage-Backed Securities ETF	31,217	1,410,384
VanEck J. P. Morgan EM Local Currency Bond ETF	93,653	2,351,627
		5,702,412
Foreign Stock Funds - 19.0%
Franklin FTSE Japan ETF	45,231	1,636,458
iShares MSCI Emerging Markets Asia ETF	57,949	5,547,747
Vanguard FTSE All-World ex-U.S. ETF	91,357	6,860,911
Vanguard FTSE Europe ETF	38,910	3,207,351
		17,252,467
Stock Funds - 30.6%
Distillate U.S. Fundamental Stability & Value ETF	74,563	4,315,706
Invesco S&P 500 Quality ETF (A)	112,542	8,462,033
iShares Core S&P Small-Cap ETF	29,638	3,684,300
iShares Core S&P U.S. Growth ETF	23,088	3,581,180
State Street SPDR S&P Bank ETF (A)	62,790	3,739,144
Vanguard Information Technology ETF	5,786	4,037,008
		27,819,371

Total Exchange Traded Funds (Cost $43,375,794)		50,774,250

INVESTMENT COMPANIES - 44.3%
Bond Funds - 32.1%
Madison Core Bond Fund, Class R6 (B) (C)	3,232,426	29,156,479

Stock Funds - 12.2%
Madison Large Cap Fund, Class R6 (B)	367,106	10,073,396
Madison Mid Cap Fund, Class R6 (B)	66,037	1,048,668
		11,122,064

Total Investment Companies (Cost $37,446,546)		40,278,543

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D), 3.600%	298,495	298,495
State Street Navigator Securities Lending Government Money Market Portfolio (D), 3.680% (E)	2,333,472	2,333,472

Total Short-Term Investments (Cost $2,631,967)		2,631,967
TOTAL INVESTMENTS - 103.1% (Cost $83,454,307)		93,684,760

NET OTHER ASSETS AND LIABILITIES - (3.1%)		(2,841,210)

TOTAL NET ASSETS - 100.0%		$90,843,550

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $2,305,955, collateralized by cash collateral of $2,333,472.

(B)	Affiliated Company.

(C)	Greater than 25% of the portfolio. For more information refer the website https://madisonfunds.com/funds/core-bond-fund/.
(D)	7-day yield.

(E)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 69.4%
Bond Funds - 1.4%
Janus Henderson Mortgage-Backed Securities ETF	11,202	$506,106

Foreign Stock Funds - 24.8%
Franklin FTSE Japan ETF	25,644	927,800
iShares MSCI Emerging Markets Asia ETF	29,517	2,825,810
Vanguard FTSE All-World ex-U.S. ETF	45,106	3,387,461
Vanguard FTSE Europe ETF	23,365	1,925,977
		9,067,048
Stock Funds - 43.2%
Distillate U.S. Fundamental Stability & Value ETF (A)	44,392	2,569,409
Invesco S&P 500 Quality ETF	60,864	4,576,364
iShares Core S&P Small-Cap ETF	14,668	1,823,379
iShares Core S&P U.S. Growth ETF	16,175	2,508,904
State Street SPDR S&P Bank ETF (A)	37,081	2,208,174
Vanguard Information Technology ETF	3,088	2,154,559
		15,840,789

Total Exchange Traded Funds (Cost $21,377,885)		25,413,943

INVESTMENT COMPANIES - 29.9%
Bond Funds - 16.0%
Madison Core Bond Fund, Class R6 (B)	649,131	5,855,162

Stock Funds - 13.9%
Madison Large Cap Fund, Class R6 (B)	166,667	4,573,341
Madison Mid Cap Fund, Class R6 (B)	31,146	494,598
		5,067,939

Total Investment Companies (Cost $8,871,064)		10,923,101

SHORT-TERM INVESTMENTS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (C), 3.600%	295,445	295,445
State Street Navigator Securities Lending Government Money Market Portfolio (C), 3.680% (D)	782,044	782,044

Total Short-Term Investments (Cost $1,077,489)		1,077,489
TOTAL INVESTMENTS - 102.2% (Cost $31,326,438)		37,414,533

NET OTHER ASSETS AND LIABILITIES - (2.2%)		(798,890)

TOTAL NET ASSETS - 100.0%		$36,615,643

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $782,534, collateralized by cash collateral of $782,044.

(B)	Affiliated Company.

(C)	7-day yield.

(D)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Diversified Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%
GSAMP Trust, Series 2006-S5, Class M5 (A) (B), 7.488%, 9/25/36	$2,190,000	$–
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (A) (B), 7.000%, 2/25/36	1,025,000	–

Total Commercial Mortgage- Backed Securities (Cost $–)		–

MORTGAGE BACKED SECURITIES - 0.0%
Fannie Mae - 0.0%
7.000%, 11/1/31 Pool # 607515	5,095	5,344
7.000%, 5/1/32 Pool # 644591	673	707
		6,051
Freddie Mac - 0.0%
8.000%, 6/1/30 Pool # C01005	2,435	2,526

Ginnie Mae - 0.0%
6.500%, 4/20/31 Pool # 3068	4,879	5,068

Total Mortgage Backed Securities (Cost $13,086)		13,645

	Shares
EXCHANGE TRADED FUNDS - 99.2%
Bond Funds - 54.7%
Janus Henderson Mortgage-Backed Securities ETF	30,059	1,358,065
Madison Aggregate Bond ETF (C) (D)	1,165,000	23,643,675
Madison Short-Term Strategic Income ETF (D)	1,337,500	27,242,869
State Street SPDR Portfolio High Yield Bond ETF	608,301	14,185,579
VanEck J. P. Morgan EM Local Currency Bond ETF (C)	316,761	7,953,869
		74,384,057
Stock Funds - 44.5%
Global X MLP ETF (C)	105,146	5,664,215
Madison Covered Call ETF (D)	1,000,000	17,902,500
Madison Dividend Value ETF (D)	1,160,000	28,330,332
Schwab U.S. Dividend Equity ETF (C)	276,851	8,493,789
		60,390,836

Total Exchange Traded Funds (Cost $129,473,359)		134,774,893

SHORT-TERM INVESTMENTS - 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (E), 3.600%	1,186,576	1,186,576
	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (E), 3.680% (F)	1,393,200	$1,393,200

Total Short-Term Investments (Cost $2,579,776)		2,579,776
TOTAL INVESTMENTS - 101.1% (Cost $132,066,221)		137,368,314

NET OTHER ASSETS AND LIABILITIES - (1.1%)		(1,495,043)

TOTAL NET ASSETS - 100.0%		$135,873,271

(A)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at March 31, 2026.
(B)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(C)	All or a portion of these securities is on loan. The total value of the securities on loan is $10,320,456 collateralized by cash collateral of $1,393,200 and non-cash collateral of $9,143,956.
(D)	Affiliated Company.
(E)	7-day yield.
(F)	Represents investments of cash collateral received in connection with securities lending.

ETF	Exchange Traded Fund.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1, 2)
ASSET BACKED SECURITIES - 0.6%
Chesapeake Funding II LLC, Series 2023- 1A, Class A1 (A), 5.650%, 5/15/35	$66,057	$66,151
Enterprise Fleet Financing LLC, Series 2022-4, Class A2 (A), 5.760%, 10/22/29	6,279	6,287
John Deere Owner Trust, Series 2023-B, Class A3, 5.180%, 3/15/28	96,800	97,220
Towd Point Mortgage Trust, Series 2024- CES1, Class A1A (B), 5.848%, 1/25/64	154,401	154,655

Total Asset Backed Securities (Cost $323,463)		324,313

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.3%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	23,425	23,030
CIM Trust, Series 2021-J2, Class A4 (A) (B), 2.500%, 4/25/51	235,887	212,868
Federal Home Loan Mortgage Corp. REMICS, Series 4066, Class DI, 3.000%, 6/15/27	58,298	563
Federal Home Loan Mortgage Corp. REMICS, Series 5451, Class A, 5.000%, 5/25/49	129,151	128,871
Federal National Mortgage Association REMICS, Series 2015-12, Class NI, 3.500%, 3/25/30	242,611	9,468
Federal National Mortgage Association REMICS, Series 2011-31, Class DB, 3.500%, 4/25/31	57,943	56,792
Federal National Mortgage Association REMICS, Series 2011-36, Class QB, 4.000%, 5/25/31	90,977	90,132
Federal National Mortgage Association REMICS, Series 2005-79, Class LT, 5.500%, 9/25/35	107,412	109,989
Federal National Mortgage Association REMICS, Series 2020-44, Class TI, 5.500%, 12/25/35	705,793	97,847
Federal National Mortgage Association REMICS, Series 2024-99, Class EA, 5.500%, 5/25/51	299,314	301,054
Federal National Mortgage Association REMICS, Series 2025-5, Class EA, 5.500%, 10/25/51	150,009	150,826
GCAT Trust, Series 2021-NQM1, Class A1 (A) (B), 0.874%, 1/25/66	107,735	96,301
Government National Mortgage Association REMICS, Series 2015-53, Class IL, 3.000%, 9/20/44	4,003	5
Government National Mortgage Association REMICS, Series 2025-214, Class ND, 4.750%, 12/20/55	247,577	244,956
JP Morgan Mortgage Trust, Series 2019-5, Class A3 (A) (B), 4.000%, 11/25/49	9,594	9,027
JP Morgan Mortgage Trust, Series 2019-7, Class A3 (A) (B), 3.472%, 2/25/50	46,186	41,998
JP Morgan Mortgage Trust, Series 2021-1, Class A3 (A) (B), 2.500%, 6/25/51	259,993	216,262
JP Morgan Mortgage Trust, Series 2021-6, Class A4 (A) (B), 2.500%, 10/25/51	371,851	335,779
	Par Value	Value (Note 1, 2)
JP Morgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B), 3.000%, 2/25/50	$116,186	$101,549
PSMC Trust, Series 2020-2, Class A2 (A) (B), 3.000%, 5/25/50	42,429	37,868
PSMC Trust, Series 2021-1, Class A11 (A) (B), 2.500%, 3/25/51	138,044	123,584
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B), 2.500%, 12/25/51	216,891	193,826
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B), 3.000%, 6/25/43	173,895	158,026
Towd Point Mortgage Trust, Series 2024-4, Class A1A (B), 4.546%, 10/27/64	374,267	374,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (B), 4.000%, 4/25/49	4,873	4,621

Total Collateralized Mortgage Obligations (Cost $3,548,308)		3,119,847

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1 (B), 0.244%, 9/25/26	8,654,682	5,329
FREMF Mortgage Trust, Series 2020-K106, Class B (A) (B), 3.563%, 3/25/53	150,000	141,219
Government National Mortgage Association, Series 2024-153, Class AB, 4.500%, 3/16/65	240,393	238,353
GSAMP Trust, Series 2006-S5, Class M5 (B) (D), 7.488%, 9/25/36	4,940,000	–
Renaissance Home Equity Loan Trust, Series 2005-4, Class M9 (B) (D), 7.000%, 2/25/36	2,475,000	–

Total Commercial Mortgage-Backed Securities (Cost $379,141)		384,901

CORPORATE NOTES AND BONDS - 26.8%
Communication Services - 0.6%
AT&T, Inc., 2.250%, 2/1/32	50,000	43,720
SBA Communications Corp., 3.875%, 2/15/27	250,000	247,446
		291,166
Communications - 1.7%
Amazon.com, Inc., 4.875%, 3/13/36	250,000	247,907
Meta Platforms, Inc., 4.875%, 11/15/35	100,000	98,146
NTT Finance Corp., 5.171%, 7/16/32	250,000	251,821
Verizon Communications, Inc., 5.875%, 11/30/55	250,000	243,516
		841,390
Consumer Discretionary - 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (A), 5.500%, 4/20/26	16,667	16,673
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	154,441
Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	150,000	156,329
Tractor Supply Co., 1.750%, 11/1/30	200,000	176,227

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Tractor Supply Co., 5.250%, 5/15/33	$150,000	$152,390
		656,060
Consumer Staples - 1.0%
Keurig Dr. Pepper, Inc., 3.800%, 5/1/50	200,000	139,375
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	150,000	148,206
Mars, Inc., 5.200%, 3/1/35	200,000	202,035
		489,616
Energy - 3.1%
Devon Energy Corp. (E), 5.200%, 9/15/34	200,000	200,663
Diamondback Energy, Inc., 5.400%, 4/18/34	200,000	203,133
Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/29	150,000	142,024
Energy Transfer LP, 5.250%, 4/15/29	150,000	152,731
Energy Transfer LP, 6.550%, 12/1/33	200,000	216,331
Kinder Morgan, Inc., 5.550%, 6/1/45	150,000	143,483
MPLX LP, 4.800%, 2/15/29	50,000	50,395
MPLX LP, 2.650%, 8/15/30	200,000	184,331
Valero Energy Corp., 4.000%, 6/1/52	100,000	72,852
Valero Energy Partners LP, 4.500%, 3/15/28	200,000	200,025
		1,565,968
Financial - 0.2%
Wells Fargo & Co., (1 day USD SOFR + 1.100%) (B), 4.960%, 1/23/37	100,000	97,489

Financials - 11.2%
Aflac, Inc., 4.750%, 1/15/49	250,000	215,071
American Express Co., (1 day USD SOFR + 1.940%) (B), 6.489%, 10/30/31	250,000	268,421
Athene Holding Ltd., 6.250%, 4/1/54	125,000	114,822
Bank of America Corp., (5 yr. CMT + 2.000%) (B), 3.846%, 3/8/37	150,000	138,948
Capital One Financial Corp., (1 day USD SOFR + 2.640%) (B), 6.312%, 6/8/29	200,000	206,782
CBRE Services, Inc., 4.800%, 6/15/30	125,000	125,285
Citibank NA, 5.803%, 9/29/28	250,000	259,634
Citigroup, Inc., (1 day USD SOFR + 2.086%) (B), 4.910%, 5/24/33	250,000	248,826
Citigroup, Inc., (5 yr. CMT + 1.730%) (B), 5.411%, 9/19/39	150,000	146,628
Empower Finance 2020 LP (A), 3.075%, 9/17/51	125,000	79,598
Fifth Third Bancorp, (1 day USD SOFR + 1.660%) (B), 4.337%, 4/25/33	200,000	192,758
GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/32	200,000	178,421
Goldman Sachs Group, Inc., (1 day USD SOFR + 1.580%) (B), 5.218%, 4/23/31	250,000	254,266
JPMorgan Chase & Co., (1 day USD SOFR + 1.620%) (B), 5.336%, 1/23/35	250,000	253,851
JPMorgan Chase & Co., (1 day USD SOFR + 1.680%) (B), 5.572%, 4/22/36	200,000	206,017
KeyCorp, 4.100%, 4/30/28	150,000	148,847
KKR Group Finance Co. VIII LLC (A), 3.500%, 8/25/50	250,000	165,835
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	150,000	149,233
Morgan Stanley, (1 day USD SOFR + 1.020%) (B), 1.928%, 4/28/32	250,000	216,698
Morgan Stanley, (1 day USD SOFR + 1.730%) (B), 5.466%, 1/18/35	250,000	254,187
	Par Value	Value (Note 1, 2)
Nasdaq, Inc., 1.650%, 1/15/31	$200,000	$175,568
Old Republic International Corp., 3.850%, 6/11/51	100,000	70,338
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	207,929
PNC Bank NA, 2.700%, 10/22/29	125,000	117,636
PNC Financial Services Group, Inc., (1 day USD SOFR + 2.284%) (B), 6.875%, 10/20/34	200,000	220,959
Realty Income Corp., 4.850%, 3/15/30	200,000	202,269
State Street Corp., (1 day USD SOFR + 1.490%) (B), 3.031%, 11/1/34	125,000	117,613
Truist Financial Corp., (1 day USD SOFR + 2.361%) (B), 5.867%, 6/8/34	200,000	208,322
U.S. Bancorp, (1 day USD SOFR + 1.560%) (B), 5.384%, 1/23/30	125,000	128,013
U.S. Bancorp, (1 day USD SOFR + 1.600%) (B), 4.839%, 2/1/34	100,000	98,870
Wells Fargo & Co., (1 day USD SOFR + 2.100%) (B), 2.393%, 6/2/28	100,000	97,601
Wells Fargo & Co., (1 day USD SOFR + 1.500%) (B), 5.198%, 1/23/30	125,000	127,040
		5,596,286
Health Care - 1.6%
Amgen, Inc., 5.650%, 3/2/53	75,000	72,821
Centene Corp., 2.450%, 7/15/28	150,000	139,641
Cigna Group, 4.375%, 10/15/28	50,000	49,955
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.200%, 6/1/30	250,000	226,133
Humana, Inc., 5.375%, 4/15/31	100,000	101,011
J.M. Smucker Co., 6.200%, 11/15/33	200,000	212,033
		801,594
Industrial - 0.4%
Honeywell Aerospace, Inc., 4.950%, 3/16/36	200,000	198,423

Industrials - 2.1%
Carrier Global Corp., 3.577%, 4/5/50	51,000	36,537
Otis Worldwide Corp., 2.565%, 2/15/30	150,000	139,263
Quanta Services, Inc., 2.900%, 10/1/30	250,000	231,887
Textron, Inc., 2.450%, 3/15/31	250,000	225,119
Vulcan Materials Co., 3.500%, 6/1/30	200,000	191,681
WRKCo, Inc., 3.900%, 6/1/28	200,000	197,570
		1,022,057
Information Technology - 2.6%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,036
Dell International LLC/EMC Corp., 8.350%, 7/15/46	62,000	76,831
Dell International LLC/EMC Corp., 3.450%, 12/15/51	275,000	186,477
Fiserv, Inc., 3.500%, 7/1/29	200,000	191,550
Gartner, Inc. (A), 4.500%, 7/1/28	150,000	147,453
HP, Inc., 2.650%, 6/17/31	200,000	177,849
Iron Mountain, Inc. (A), 4.500%, 2/15/31	125,000	117,339
Oracle Corp., 3.950%, 3/25/51	250,000	158,125
VMware LLC, 2.200%, 8/15/31	250,000	219,480
		1,285,140
Materials - 0.3%
LYB International Finance III LLC, 3.625%, 4/1/51	250,000	161,563

Utilities - 0.7%
Duke Energy Corp., 3.750%, 9/1/46	250,000	184,923

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 1, 2)
Interstate Power & Light Co., 3.500%, 9/30/49	$225,000	$156,862
		341,785

Total Corporate Notes and Bonds (Cost $14,333,192)		13,348,537

FOREIGN CORPORATE BONDS - 2.8%
Energy - 0.3%
Enbridge, Inc., 5.700%, 3/8/33	125,000	129,528

Financials - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	200,250
Mitsubishi UFJ Financial Group, Inc., (1 yr. CMT + 1.530%) (B), 5.475%, 2/22/31	250,000	256,662
Toronto-Dominion Bank, 4.456%, 6/8/32	250,000	245,803
UBS Group AG, (1 yr. CMT + 2.050%) (A) (B), 4.703%, 8/5/27	200,000	200,052
		902,767
Health Care - 0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.340%, 5/19/63	200,000	182,269
STERIS Irish FinCo UnLtd Co., 3.750%, 3/15/51	200,000	144,133
		326,402
Industrials - 0.1%
BAE Systems PLC (A), 5.300%, 3/26/34	50,000	51,242

Total Foreign Corporate Bonds (Cost $1,469,148)		1,409,939

MORTGAGE BACKED SECURITIES - 44.4%
Fannie Mae - 27.2%
3.000%, 9/1/30 Pool # 890696	145,860	142,861
3.000%, 12/1/30 Pool # AL8924	48,990	48,292
7.000%, 11/1/31 Pool # 607515	5,095	5,344
3.500%, 12/1/31 Pool # MA0919	19,737	19,364
6.500%, 3/1/32 Pool # 631377	6,295	6,510
7.000%, 5/1/32 Pool # 644591	1,225	1,285
6.500%, 6/1/32 Pool # 545691	46,888	48,470
3.500%, 8/1/32 Pool # MA3098	23,484	23,082
5.500%, 11/1/33 Pool # 555880	71,853	73,196
4.000%, 2/1/35 Pool # MA2177	258,966	255,530
3.500%, 12/1/35 Pool # MA2473	155,592	150,884
4.000%, 6/1/36 Pool # AL8618	74,066	72,514
2.500%, 9/1/36 Pool # FS4049	296,594	281,966
5.500%, 10/1/36 Pool # 901723	43,674	44,549
6.500%, 10/1/36 Pool # 894118	46,513	48,073
6.000%, 11/1/36 Pool # 902510	127,860	133,755
6.000%, 10/1/37 Pool # 947563	137,678	144,433
4.500%, 5/1/38 Pool # MA5013	152,045	151,247
6.500%, 8/1/38 Pool # 987711	211,242	223,366
3.000%, 11/1/39 Pool # MA3831	37,432	34,955
2.500%, 8/1/40 Pool # BP6565	509,139	461,911
4.000%, 1/1/41 Pool # AB2080	294,584	284,310
2.500%, 5/1/41 Pool # MA4334	318,443	287,691
4.500%, 7/1/41 Pool # AB3274	132,423	131,049
5.500%, 7/1/41 Pool # AL6588	249,836	257,817
4.000%, 9/1/41 Pool # AJ1406	136,287	131,575
2.500%, 3/1/42 Pool # MA4571	681,659	613,169
3.500%, 6/1/42 Pool # AO4136	333,067	314,378
4.000%, 6/1/42 Pool # MA1087	89,824	86,642
3.500%, 8/1/42 Pool # AP2133	157,840	149,033
	Par Value	Value (Note 1, 2)
3.500%, 9/1/42 Pool # AB6228	$267,251	$251,925
4.000%, 10/1/42 Pool # AP7363	226,192	218,157
3.500%, 3/1/43 Pool # AT0310	187,967	177,303
5.000%, 11/1/44 Pool # MA5539	188,832	188,461
4.000%, 1/1/45 Pool # AS4257	42,035	40,454
4.500%, 2/1/45 Pool # MA2193	61,985	61,110
5.000%, 9/1/45 Pool # MA5833	315,201	313,304
3.500%, 11/1/45 Pool # BA4907	107,897	101,302
3.500%, 12/1/45 Pool # AS6309	85,567	80,271
4.500%, 10/1/46 Pool # MA2783	17,035	16,799
4.000%, 12/1/46 Pool # BD2379	49,353	47,268
3.000%, 1/1/47 Pool # BE0108	185,289	167,896
2.500%, 12/1/47 Pool # FM3165	371,434	322,210
3.000%, 1/1/48 Pool # FM1303	440,849	399,441
4.000%, 7/1/48 Pool # MA3415	82,918	78,813
3.000%, 1/1/49 Pool # FS4296	259,412	237,759
4.000%, 11/1/50 Pool # FM5530	230,251	219,087
2.000%, 12/1/51 Pool # FM9925	575,063	472,705
3.000%, 12/1/51 Pool # FS3478	199,796	176,036
2.000%, 1/1/52 Pool # CB2601	290,811	239,200
2.500%, 3/1/52 Pool # BV4133	226,746	191,342
2.500%, 4/1/52 Pool # FS4138	195,687	167,828
4.000%, 5/1/52 Pool # FS1704	951,785	901,935
3.500%, 6/1/52 Pool # CB3845	567,732	523,455
4.500%, 8/1/52 Pool # FS2605	976,316	947,139
4.000%, 9/1/52 Pool # MA4732	196,598	186,192
5.000%, 10/1/52 Pool # MA4785	356,054	353,029
5.500%, 10/1/52 Pool # MA4786	227,690	229,717
5.000%, 11/1/52 Pool # MA4806	278,888	276,518
5.000%, 12/1/52 Pool # MA4841	190,610	188,922
5.500%, 12/1/52 Pool # MA4842	71,724	72,436
4.500%, 7/1/53 Pool # FS4996	172,769	168,070
5.500%, 7/1/53 Pool # MA5072	194,719	196,244
5.500%, 9/1/53 Pool # FS5575	276,610	281,972
5.500%, 5/1/54 Pool # FS7759	373,646	378,184
		13,499,735
Freddie Mac - 17.2%
8.000%, 6/1/30 Pool # C01005	3,044	3,158
7.000%, 3/1/31 Pool # C48129	10,996	11,547
2.500%, 2/1/32 Pool # ZS8641	53,799	51,744
5.500%, 11/1/34 Pool # A28282	66,296	66,702
2.500%, 6/1/35 Pool # RC1421	113,438	107,477
5.500%, 1/1/37 Pool # G04593	50,723	52,406
5.000%, 5/1/40 Pool # SB8384	254,051	255,820
2.000%, 3/1/41 Pool # RB5105	308,096	271,931
4.000%, 10/1/41 Pool # Q04092	153,461	148,291
3.000%, 9/1/42 Pool # C04233	435,167	399,723
3.500%, 8/1/44 Pool # Q27927	152,552	143,407
3.000%, 7/1/45 Pool # G08653	190,224	173,159
3.500%, 8/1/45 Pool # Q35614	241,695	227,204
3.000%, 10/1/46 Pool # G60722	285,352	258,383
4.000%, 3/1/47 Pool # Q46801	65,571	62,907
3.500%, 12/1/47 Pool # Q52955	105,963	98,755
2.500%, 4/1/48 Pool # QA2240	1,312,670	1,137,312
3.000%, 7/1/49 Pool # QA1033	150,224	134,034
2.500%, 1/1/52 Pool # SD7552	874,454	751,286
3.500%, 4/1/52 Pool # SD0960	547,566	506,394
3.500%, 5/1/52 Pool # RA7380	332,371	305,749
3.000%, 8/1/52 Pool # SD7556	518,208	462,040
4.500%, 11/1/52 Pool # SD8266	396,832	384,577
5.000%, 11/1/52 Pool # SD8267	153,579	152,565
5.500%, 11/1/52 Pool # SD1859	177,567	181,067
4.500%, 12/1/52 Pool # SD1921	271,172	264,058

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Core Bond Fund Portfolio of Investments (unaudited) - concluded

	Par Value	Value (Note 1, 2)
5.000%, 12/1/52 Pool # SD8276	$193,924	$192,197
5.000%, 1/1/53 Pool # SD8288	167,890	166,395
5.000%, 2/1/53 Pool # SD8299	437,675	433,986
5.500%, 2/1/53 Pool # SD2172	227,910	229,490
5.000%, 5/1/53 Pool # SD2875	306,770	305,296
6.000%, 9/1/53 Pool # SD3739	507,244	523,524
5.500%, 2/1/54 Pool # SD4901	82,343	83,684
		8,546,268
Ginnie Mae - 0.0%
6.500%, 2/20/29 Pool # 2714	5,118	5,317
6.500%, 4/20/31 Pool # 3068	5,924	6,154
		11,471

Total Mortgage Backed Securities (Cost $22,738,275)		22,057,474

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.0%
U.S. Treasury Bonds - 11.6%
6.625%, 2/15/27	500,000	512,578
4.500%, 5/15/38	750,000	756,211
3.750%, 8/15/41	750,000	669,873
4.625%, 5/15/44	565,000	549,065
3.000%, 5/15/45	750,000	571,845
2.500%, 5/15/46	500,000	344,258
3.375%, 11/15/48	500,000	392,676
1.250%, 5/15/50	600,000	285,586
1.875%, 2/15/51	500,000	278,418
4.125%, 8/15/53	300,000	263,777
4.250%, 8/15/54	1,000,000	898,125
4.625%, 11/15/55	230,000	220,333
		5,742,745
U.S. Treasury Notes - 4.4%
4.625%, 6/15/27	300,000	302,813
3.875%, 11/30/29	300,000	299,953
4.000%, 7/31/30	570,000	571,848
4.250%, 6/30/31	175,000	177,215
4.375%, 5/15/34	550,000	556,123
4.125%, 2/15/36	290,000	285,695
		2,193,647
Total U.S. Government and Agency Obligations (Cost $8,824,526)		7,936,392

	Shares
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (F), 3.600%	635,277	635,277
State Street Navigator Securities Lending Government Money Market Portfolio (F), 3.680% (G)	189,720	189,720

Total Short-Term Investments (Cost $824,997)		824,997
TOTAL INVESTMENTS - 99.4% (Cost $52,441,050)		49,406,400

NET OTHER ASSETS AND LIABILITIES - 0.6%		315,976

TOTAL NET ASSETS - 100.0%		$49,722,376
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers.”
(B)	Floating rate or variable rate note. Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at March 31, 2026.
(C)	Stepped rate security. Rate shown is as of March 31, 2026.
(D)	Defaulted Security. Security was deemed illiquid by Madison. Interest is not being accrued.
(E)	All or a portion of these securities is on loan. The total value of the securities on loan is $197,042 , collateralized by cash collateral of $189,720 and non-cash collateral of $10,240.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FREMF	Freddie Mac Multifamily Securities.
IO	Interest Only.
LLC	Limited Liability Corporation.
LP	Limited Partnership.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 98.3%
Consumer Discretionary - 8.1%
Home Depot, Inc.	14,150	$4,653,793
Lowe’s Cos., Inc.	16,950	4,004,946
McDonald’s Corp.	14,900	4,630,771
		13,289,510
Consumer Staples - 9.6%
Colgate-Palmolive Co.	40,800	3,477,384
Hershey Co.	13,750	2,858,487
PepsiCo, Inc.	21,600	3,354,264
Procter & Gamble Co.	42,275	6,106,201
		15,796,336
Energy - 16.5%
Chevron Corp.	41,850	8,658,765
ConocoPhillips	31,200	4,118,400
EOG Resources, Inc.	37,050	5,356,318
Exxon Mobil Corp.	53,900	9,144,674
		27,278,157
Financials - 14.9%
Bank of America Corp.	86,700	4,226,625
Blackrock, Inc.	3,725	3,582,370
CME Group, Inc.	23,100	6,822,585
JPMorgan Chase & Co.	14,250	4,191,780
Marsh & McLennan Cos., Inc.	17,700	3,070,065
Morgan Stanley	15,816	2,602,839
		24,496,264
Health Care - 14.7%
Abbott Laboratories	35,800	3,675,586
AbbVie, Inc.	20,550	4,469,420
Elevance Health, Inc.	7,100	2,078,525
Johnson & Johnson	36,275	8,867,061
Medtronic PLC	60,200	5,216,330
		24,306,922
Industrials - 17.6%
Automatic Data Processing, Inc.	17,175	3,489,617
Cummins, Inc.	3,571	1,921,269
Deere & Co.	3,300	1,858,890
Fastenal Co.	83,000	3,851,200
Honeywell International, Inc.	28,450	6,430,553
Illinois Tool Works, Inc.	17,800	4,633,162
Rockwell Automation, Inc.	4,561	1,636,852
Union Pacific Corp.	21,200	5,143,544
		28,965,087
Information Technology - 9.7%
Analog Devices, Inc.	14,375	4,573,263
QUALCOMM, Inc.	23,900	3,077,842
TE Connectivity PLC	16,500	3,448,830
Texas Instruments, Inc.	25,300	4,911,742
		16,011,677
Materials - 2.9%
Air Products & Chemicals, Inc.	16,534	4,802,962

Utilities - 4.3%
NextEra Energy, Inc.	76,400	7,096,032

Total Common Stocks
(Cost $120,392,376)		162,042,947
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	2,981,740	$2,981,740

Total Short-Term Investments (Cost $2,981,740)		2,981,740
TOTAL INVESTMENTS - 100.1% (Cost $123,374,116)		165,024,687

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(84,005)

TOTAL NET ASSETS - 100.0%		$164,940,682

(A)	7-day yield.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 95.4%
Communication Services - 9.5%
Alphabet, Inc., Class C	36,755	$10,543,539
Meta Platforms, Inc., Class A	8,032	4,595,348
		15,138,887
Consumer Discretionary - 14.0%
Airbnb, Inc., Class A*	33,167	4,188,329
Amazon.com, Inc.*	39,042	8,131,277
Lowe’s Cos., Inc.	24,527	5,795,239
TJX Cos., Inc.	26,771	4,275,329
		22,390,174
Financials -25.0%
Capital Markets - 8.3%
Brookfield Corp.	123,945	5,016,054
Charles Schwab Corp.	47,043	4,421,101
MSCI, Inc.	6,990	3,767,680
		13,204,835
Financial Services - 4.4%
Visa, Inc., Class A	23,082	6,976,304

Insurance - 12.3%
Arch Capital Group Ltd.*	106,660	10,238,293
Marsh & McLennan Cos., Inc.	27,375	4,748,194
Progressive Corp.	23,434	4,645,556
		19,632,043
		39,813,182
Health Care - 8.2%
Agilent Technologies, Inc.	46,819	5,336,430
Alcon AG	26,901	2,026,990
Danaher Corp.	30,095	5,706,012
		13,069,432
Industrials - 19.6%
Copart, Inc.*	96,491	3,203,501
Deere & Co.	5,572	3,138,708
Ferguson Enterprises, Inc.	34,514	8,050,736
Honeywell International, Inc.	17,471	3,948,970
PACCAR, Inc.	44,195	5,104,523
Parker-Hannifin Corp.	8,685	7,775,159
		31,221,597
Information Technology - 19.1%
Analog Devices, Inc.	19,748	6,282,629
CDW Corp.	26,655	3,225,788
Gartner, Inc.*	16,988	2,689,880
Keysight Technologies, Inc.*	28,152	7,949,280
Salesforce, Inc.	8,799	1,642,509
Texas Instruments, Inc.	38,023	7,381,785
Workday, Inc., Class A*	10,018	1,301,539
		30,473,410
Total Common Stocks
(Cost $89,814,321)		152,106,682
	Shares	Value (Note 1, 2)
SHORT-TERM INVESTMENTS - 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	9,493,896	$9,493,896

Total Short-Term Investments (Cost $9,493,896)		9,493,896
TOTAL INVESTMENTS - 101.3% (Cost $99,308,217)		161,600,578

NET OTHER ASSETS AND LIABILITIES - (1.3%)		(2,033,506)

TOTAL NET ASSETS - 100.0%		$159,567,072

*	Non-income producing.

(A)	7-day yield.

MSCI	Morgan Stanley Capital International.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
COMMON STOCKS - 94.6%
Communication Services - 5.2%
Liberty Broadband Corp., Class C*	33,959	$1,708,138
Liberty Media Corp.-Liberty Formula One, Class C*	42,463	3,610,204
		5,318,342
Consumer Discretionary - 16.2%
Asbury Automotive Group, Inc.*	9,413	1,839,395
Floor & Decor Holdings, Inc., Class A* (A)	41,679	2,117,293
Lithia Motors, Inc.	7,107	1,774,760
Ross Stores, Inc.	39,694	8,598,911
Thor Industries, Inc.	27,609	2,205,683
		16,536,042
Financials - 23.7%
Arch Capital Group Ltd.*	84,657	8,126,225
Brookfield Asset Management Ltd., Class A	47,513	2,111,953
Brown & Brown, Inc.	65,243	4,254,496
Cullen/Frost Bankers, Inc.	9,470	1,298,148
Glacier Bancorp, Inc.	25,863	1,155,300
Kinsale Capital Group, Inc.	4,074	1,391,923
Moelis & Co., Class A	49,267	2,808,219
W.R. Berkley Corp.	45,250	2,999,170
		24,145,434
Health Care - 10.9%
Bio-Techne Corp.	31,712	1,657,269
Labcorp Holdings, Inc.	13,744	3,667,036
Medpace Holdings, Inc.*	7,263	3,487,620
Waters Corp.*	7,720	2,299,016
		11,110,941
Industrials - 18.0%
A.O. Smith Corp.	32,408	2,136,984
Carlisle Cos., Inc.	12,429	4,146,563
Copart, Inc.*	81,047	2,690,760
Expeditors International of Washington, Inc.	13,347	1,911,691
Graco, Inc.	12,438	1,052,877
MSA Safety, Inc.	16,679	2,734,522
PACCAR, Inc.	31,725	3,664,237
		18,337,634
Information Technology - 20.6%
Amphenol Corp., Class A	34,962	4,417,449
Arista Networks, Inc.*	14,219	1,745,809
Bentley Systems, Inc., Class B	27,959	981,920
CDW Corp.	25,160	3,044,863
Gartner, Inc.*	13,722	2,172,741
MKS, Inc.	9,377	2,154,928
ServiceTitan, Inc., Class A*	25,637	1,626,924
Teledyne Technologies, Inc.*	5,566	3,367,486
Tyler Technologies, Inc.*	4,555	1,559,541
		21,071,661
Total Common Stocks
(Cost $54,756,127)		96,520,054

SHORT-TERM INVESTMENTS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 3.600%	5,516,271	5,516,271
	Shares	Value (Note 1, 2)
State Street Navigator Securities Lending Government Money Market Portfolio (B), 3.680% (C)	280,023	$280,023

Total Short-Term Investments (Cost $5,796,294)		5,796,294
TOTAL INVESTMENTS - 100.3% (Cost $60,552,421)		102,316,348

NET OTHER ASSETS AND LIABILITIES - (0.3%)		(351,315)

TOTAL NET ASSETS - 100.0%		$101,965,033

*	Non-income producing.

(A)	All or a portion of these securities is on loan. The total value of the securities on loan is $281,686, collateralized by cash collateral of $280,023.

(B)	7-day yield.

(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.2%
Bond Funds - 78.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	12,369	$658,278
iShares 7-10 Year Treasury Bond ETF	18,537	1,769,171
iShares Aaa - A Rated Corporate Bond ETF	20,415	971,550
Janus Henderson Mortgage-Backed Securities ETF	43,969	1,986,520
Schwab Intermediate-Term U.S. Treasury ETF	65,582	1,633,648
State Street SPDR Portfolio Short Term Treasury ETF	10,352	302,071
TCW Flexible Income ETF	14,988	588,579
		7,909,817
Foreign Stock Funds - 5.8%
Avantis Emerging Markets Equity ETF	1,215	97,905
iShares MSCI Emerging Markets Asia ETF	516	49,399
JPMorgan International Research Enhanced Equity ETF	4,383	331,968
Vanguard FTSE All-World ex-U.S. ETF	1,355	101,761
		581,033
Stock Funds - 13.3%
Distillate Small/Mid Cash Flow ETF	815	30,500
Distillate U.S. Fundamental Stability & Value ETF	3,205	185,505
Invesco S&P 500 Quality ETF	8,316	625,280
State Street SPDR Portfolio S&P 400 Mid Cap ETF	1,892	112,044
Vanguard Information Technology ETF	344	240,016
VictoryShares Free Cash Flow ETF	3,942	155,630
		1,348,975
Total Exchange Traded Funds
(Cost $9,418,178)		9,839,825

SHORT-TERM INVESTMENTS - 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	278,401	278,401

Total Short-Term Investments (Cost $278,401)		278,401
TOTAL INVESTMENTS - 99.9% (Cost $9,696,579)		10,118,226

NET OTHER ASSETS AND LIABILITIES - 0.1%		14,423

TOTAL NET ASSETS - 100.0%		$10,132,649

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 98.0%
Bond Funds - 64.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	83,520	$4,444,934
iShares 7-10 Year Treasury Bond ETF	69,968	6,677,746
iShares Aaa - A Rated Corporate Bond ETF	71,065	3,381,983
Janus Henderson Mortgage-Backed Securities ETF	196,242	8,866,214
Schwab Intermediate-Term U.S. Treasury ETF	271,795	6,770,414
State Street SPDR Portfolio Short Term Treasury ETF	59,834	1,745,956
TCW Flexible Income ETF	48,421	1,901,493
		33,788,740
Foreign Stock Funds - 9.9%
Avantis Emerging Markets Equity ETF	9,638	776,630
iShares MSCI Emerging Markets Asia ETF	6,004	574,793
JPMorgan International Research Enhanced Equity ETF	32,427	2,456,021
Vanguard FTSE All-World ex-U.S. ETF	18,793	1,411,354
		5,218,798
Stock Funds - 23.7%
Distillate Small/Mid Cash Flow ETF	7,636	285,763
Distillate U.S. Fundamental Stability & Value ETF	30,026	1,737,905
Global X U.S. Infrastructure Development ETF	7,777	395,149
Invesco S&P 500 Quality ETF	64,216	4,828,401
iShares Core S&P U.S. Growth ETF	3,254	504,728
State Street SPDR Portfolio S&P 400 Mid Cap ETF	13,659	808,886
State Street SPDR S&P Bank ETF	11,309	673,451
Vanguard Information Technology ETF	2,955	2,061,763
VictoryShares Free Cash Flow ETF	28,846	1,138,840
		12,434,886
Total Exchange Traded Funds (Cost $48,017,745)		51,442,424

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	1,076,602	1,076,602

Total Short-Term Investments (Cost $1,076,602)		1,076,602
TOTAL INVESTMENTS - 100.1% (Cost $49,094,347)		52,519,026

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(53,894)

TOTAL NET ASSETS - 100.0%		$52,465,132

(A)	7-day yield.

ETF	Exchange Traded Fund.

FTSE	The Financial Times Stock Exchange.

MSCI	Morgan Stanley Capital International.

S&P	Standard & Poor’s.

SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.8%
Bond Funds - 39.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	37,179	$1,978,666
iShares 7-10 Year Treasury Bond ETF	32,981	3,147,707
iShares Aaa - A Rated Corporate Bond ETF	43,372	2,064,074
Janus Henderson Mortgage-Backed Securities ETF	90,651	4,095,612
Schwab Intermediate-Term U.S. Treasury ETF	124,119	3,091,804
TCW Flexible Income ETF	25,367	996,162
		15,374,025
Foreign Stock Funds - 17.7%
Avantis Emerging Markets Equity ETF	12,050	970,989
iShares MSCI Emerging Markets Asia ETF	7,779	744,722
JPMorgan International Research Enhanced Equity ETF	37,467	2,837,751
Vanguard FTSE All-World ex-U.S. ETF	32,158	2,415,066
		6,968,528
Stock Funds - 41.0%
Distillate Small/Mid Cash Flow ETF	9,370	350,654
Distillate U.S. Fundamental Stability & Value ETF	41,022	2,374,353
Global X U.S. Infrastructure Development ETF	9,840	499,970
Invesco S&P 500 Quality ETF	74,753	5,620,678
iShares Core S&P U.S. Growth ETF	5,005	776,326
State Street SPDR Portfolio S&P 400 Mid Cap ETF	17,287	1,023,736
State Street SPDR S&P Bank ETF	15,161	902,838
Vanguard Information Technology ETF	4,117	2,872,513
VictoryShares Free Cash Flow ETF	42,266	1,668,662
		16,089,730
Total Exchange Traded Funds (Cost $34,523,847)		38,432,283

SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	817,732	817,732

Total Short-Term Investments (Cost $817,732)		817,732
TOTAL INVESTMENTS - 99.9% (Cost $35,341,579)		39,250,015

NET OTHER ASSETS AND LIABILITIES - 0.1%		27,884

TOTAL NET ASSETS - 100.0%		$39,277,899

(A)	7-day yield.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1, 2)
EXCHANGE TRADED FUNDS - 97.7%
Bond Funds - 28.7%
iShares 5-10 Year Investment Grade Corporate Bond ETF	20,894	$1,111,979
iShares 7-10 Year Treasury Bond ETF	22,975	2,192,734
iShares Aaa - A Rated Corporate Bond ETF	27,836	1,324,715
Janus Henderson Mortgage-Backed Securities ETF	54,976	2,483,816
Schwab Intermediate-Term U.S. Treasury ETF	79,143	1,971,452
TCW Flexible Income ETF	22,755	893,589
		9,978,285
Foreign Stock Funds - 20.8%
Avantis Emerging Markets Equity ETF	11,843	954,309
iShares MSCI Emerging Markets Asia ETF	7,545	722,320
JPMorgan International Research Enhanced Equity ETF	35,382	2,679,833
Vanguard FTSE All-World ex-U.S. ETF	38,022	2,855,452
		7,211,914
Stock Funds - 48.2%
Distillate Small/Mid Cash Flow ETF	13,545	506,896
Distillate U.S. Fundamental Stability & Value ETF	43,916	2,541,858
Global X U.S. Infrastructure Development ETF	10,129	514,655
Invesco S&P 500 Quality ETF	78,647	5,913,468
iShares Core S&P U.S. Growth ETF	4,298	666,663
State Street SPDR Portfolio S&P 400 Mid Cap ETF	17,069	1,010,826
State Street SPDR S&P Bank ETF	16,427	978,228
Vanguard Information Technology ETF	4,183	2,918,563
VictoryShares Free Cash Flow ETF	42,253	1,668,148
		16,719,305

Total Exchange Traded Funds (Cost $30,052,157)		33,909,504

SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (A), 3.600%	806,067	806,067

Total Short-Term Investments (Cost $806,067)		806,067
TOTAL INVESTMENTS - 100.0% (Cost $30,858,224)		34,715,571

NET OTHER ASSETS AND LIABILITIES - 0.0%		(778)

TOTAL NET ASSETS - 100.0%		$34,714,793

(A)	7-day yield.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.
MSCI	Morgan Stanley Capital International.
S&P	Standard & Poor’s.
SPDR	Standard & Poor’s Depository Receipts.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2026

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the “Trust”) and each series of the Trust referred to individually as a “Fund”, and collectively, the (“Funds”) values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each Fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Rule 2a-5 under the 1940 Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a fund must fair value a security. Among other things, the Valuation Rule permits a board of trustees of a fund to designate a fund’s investment adviser as valuation designee to perform a fund’s fair value determinations subject

Ultra Series Fund | March 31, 2026

Notes to Portfolio of Investments (unaudited) - continued

to board oversight and certain reporting and other requirements intended to ensure that the board receives the information it needs to oversee a fund’s investment adviser fair value determinations. The Board has designated the Funds’ investment adviser as Valuation Designee and the Valuation Designee has delegated valuation decisions to the Committee.

A Fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the “FASB”) guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2026, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2026, in valuing the funds’ investments carried at fair value:

Ultra Series Fund | March 31, 2026

Notes to Portfolio of Investments (unaudited) - concluded

Fund[1]	Level 1	Level 2	Level 3	Value at 3/31/26
Conservative Allocation
Exchange Traded Funds	$19,245,777	$—	$—	$19,245,777
Investment Companies	25,023,144	—	—	25,023,144
Short-Term Investments	3,479,378	—	—	3,479,378
	47,748,299	—	—	47,748,299
Moderate Allocation
Exchange Traded Funds	50,774,250	—	—	50,774,250
Investment Companies	40,278,543	—	—	40,278,543
Short-Term Investments	2,631,967	—	—	2,631,967
	93,684,760	—	—	93,684,760
Aggressive Allocation
Exchange Traded Funds	25,413,943	—	—	25,413,943
Investment Companies	10,923,101	—	—	10,923,101
Short-Term Investments	1,077,489	—	—	1,077,489
	37,414,533	—	—	37,414,533
Diversified Income
Commercial Mortgage-Backed Securities	—	—	—	—
Exchange Traded Funds	134,774,893	—	—	134,774,893
Mortgage Backed Securities	—	13,645	—	13,645
Short-Term Investments	2,579,776	—	—	2,579,776
	137,354,669	13,645	—	137,368,314
Core Bond
Asset Backed Securities	—	324,313	—	324,313
Collateralized Mortgage Obligations	—	3,119,847	—	3,119,847
Commercial Mortgage-Backed Securities	—	384,901	—	384,901
Corporate Notes and Bonds	—	13,348,537	—	13,348,537
Foreign Corporate Bonds	—	1,409,939	—	1,409,939
Mortgage Backed Securities	—	22,057,474	—	22,057,474
U.S. Government and Agency Obligations	—	7,936,392	—	7,936,392
Short-Term Investments	824,997	—	—	824,997
	824,997	48,581,403	—	49,406,400
Large Cap Value
Common Stocks	162,042,947	—	—	162,042,947
Short-Term Investments	2,981,740	—	—	2,981,740
	165,024,687	—	—	165,024,687
Large Cap Growth
Common Stocks	152,106,682	—	—	152,106,682
Short-Term Investments	9,493,896	—	—	9,493,896
	161,600,578	—	—	161,600,578
Mid Cap
Common Stocks	96,520,054	—	—	96,520,054
Short-Term Investments	5,796,294	—	—	5,796,294
	102,316,348	—	—	102,316,348
Madison Target Retirement 2020 Fund	10,118,226	—	—	10,118,226
Madison Target Retirement 2030 Fund	52,519,026	—	—	52,519,026
Madison Target Retirement 2040 Fund	39,250,015	—	—	39,250,015
Madison Target Retirement 2050 Fund	34,715,571	—	—	34,715,571

1See respective portfolio of Investments for underlying holdings in each Fund. For additional Fund’s information on the Underlying Funds held in the Target Allocation Funds and Target Date Funds including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission website at http://www.sec.gov.